ORGANIZATION AND BUSINESS BACKGROUND	6 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 -	ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”) was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006.

As of December 31, 2017, the Company had subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Singapore, Malaysia, Macau, Hong Kong, British Virgin Islands, India and Indonesia.

The Company makes a determination at the inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). The Company consolidates a VIE when it is deemed to be the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, the Company determines whether any changes occurred requiring a reassessment of whether it is the primary beneficiary of a VIE. If the Company is not deemed to be the primary beneficiary in a VIE, the investment or other variable interests in a VIE is accounted for in accordance with applicable GAAP.

In November 2015, CECL was established in Doha, Qatar, by CCPL, a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively. Through a series of contractual arrangements signed in November 2015 and September 2016, CCPL is entitled to appoint majority of directors of CECL who have the power to direct the activities that significantly impact CECL’s economic performance. In addition, CCPL is entitled to 95% of the variable returns or loss from CECL’s operations. In accordance with ASC 810, Consolidation, despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between CCPL and CECL through the series of contractual arrangements and CCPL is considered the primary beneficiary of CECL. CECL was concluded as a VIE of the Company and consolidated by the Company since inception with 5% of non-controlling interest.

The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30,	December 31,
	2017	2017
	(Audited)	(Unaudited)

Current assets	$14,331	$19,150
Non-current assets	239	331
Total assets	14,570	19,481

Current liabilities	$14,178	$17,342
Total liabilities	14,178	17,342

	Six months ended December 31,
	2016	2017
	(Unaudited)	(Unaudited)

Revenue	$720	$12,108
Cost of revenue	606	10,057
Net (loss) profit	(209)	1,712
Net cash provided by (used in) operating activities	7,258	(5,445)
Net cash used in investing activities	-	-
Net cash provided by financing activities	$-	$-

As of December 31, 2017, the current assets of the VIE included amounts due from subsidiaries of the Company amounting to $5,071 (June 30, 2017: $1,629), and the current liabilities of the VIE included amounts due to subsidiaries of the Company amounting to nil (June 30, 2017: $127), which were all eliminated upon consolidation by the Company. Creditors of the VIE do not have recourse to the general credit of the Company for the liabilities of the VIE. The Company is obligated to absorb the VIE’s expected losses and to provide financial support to the VIE if required. For the six months ended December 31, 2016 and 2017, the Company has not provided financial support other than that which it was contractually required to provide. The Company believes that there are no assets of the VIE that can be used only to settle obligations of the VIE.

In July 2017, Bond Corporation Pte. Ltd (“Bond PL”), a wholly-owned Singapore subsidiary of the Company, and a Malaysian citizen (the “Trustee”) entered into a trust deed, under which, 49.1% of Bond PL’s equity interests in Bond M & E Sdn. Bhd. (“Bond JB”), a Malaysian company, which previously was a 100% subsidiary of Bond PL, was transferred to the Trustee. According to the trust deed, all of the beneficial interests in Bond JB belong to Bond PL and the Trustee shall hold the legal title of the transferred shares on trust for and act on behalf of Bond PL absolutely. Any dividend, interest and other benefits received or receivable by the Trustee will be transferred to Bond PL. The Trustee shall exercise the managerial rights and voting power in a manner directed by a prior written notice from Bond PL. The Trustee shall be obligated to vote in the same manner as Bond PL in the absence of any written notice. In addition, an undated Form of Transfer of Securities with the transferee’s name left blank was duly executed by the Trustee and delivered to Bond PL. Therefore, Bond PL can transfer the 49.1% of equity interests to any party at any time without further approval by the Trustee. Accordingly, the Company believes it holds all beneficial rights, obligation and the power of the 100% equity interest in Bond JB, and therefore consolidates 100% of equity interests in Bond JB into its financial statements.

The Company is principally engaged in the manufacture, sale and provision of integrated automation systems and services, mechanical and electrical solution services and installation services in the PRC, Southeast Asia and the Middle East.